Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

The Company evaluated subsequent events from December 31, 2023 through the date when the consolidated financial statements were issued, and concluded that no subsequent events have occurred that would require recognition or disclose in the consolidated financial statements.